Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11:- SUBSEQUENT EVENTS

a.	In January 2023, the Company issued 255,750 shares of common stock following certain share purchase agreements dated November and December 2022.

b.	On December 30, 2022, the Company signed an agreement to raise $7.5 and to issue 6,000 shares of common stock and 18,000 warrants to purchase common stock at an exercise price of $1.25 per share to certain investor of the Company. The warrants are exercisable until February 28, 2024. The investment above and share issuance took place in January 2023.

c.	On January 8, 2023, certain investor of the Company and the Company signed an agreement to raise $250 and to issue 250,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1.13 per share following the exercise of an option for additional investment (refer to Note 7h). The warrants are exercisable until April 30, 2024.

d.	In February 2023, the Company and Wolc signed an appendix to the research agreement, according to which the parties agreed that Wolc provided to the Company 12 out of 15 liters of CBD oil, from a strain of cannabis and the Company will transfer to Wolc the remaining stock per research agreement. In addition, Wolc will transfer the remaining 3 liters of CBD oil to the Company upon Company’s request.